Prepayments (Tables)	6 Months Ended
Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Summary of Prepayments

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Deferred share issuance costs	$—	$—	$1,633,154
Prepayments of inventory components	—	1,116,366	—
Prepaid general and administrative expenses	1,958,269	3,954,558	272,419
Total	$1,958,269	$5,070,924	$1,905,573